SHARE CAPITAL - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended						12 Months Ended
	Oct. 10, 2023	Aug. 03, 2023	Aug. 01, 2023	Jun. 06, 2023	Nov. 20, 2023	Nov. 15, 2023	Sep. 15, 2023	Jul. 28, 2023	Mar. 31, 2023	Mar. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Gross proceeds from registered direct offering						$ 2,000
Stok option, ordinary Shares											22,000	800,937
Ordinary shares exercise price											$ 1.23	$ 3.25
Intrinsic value of options exercised											$ 1	$ 7
Unrecognized compensation											$ 539
Pre-funded warrant issued purchase of ordinary shares		2,574,295				3,671,910				1,032,615
Warrants exercise price		$ 0.00001				$ 0.00001				$ 0.00001
Stock option plans, weighted average period											2.66
Number of prefunded warrants	1,809,000		157,000	440,615	2,731,910		765,295	435,000
Conversion of prefunded warrants into ordinary shares	1,809,000		157,000	440,615	2,731,910		765,295	435,000			1,081,000
Issuance of prefunded warrants					3,671,910
Issuance expenses		$ 235				$ 177			$ 188
Derivative warrant liabilities		185							126
Allocation of ordinary shares to prefunded warrants		$ 50							$ 62
Number of prefunded warrants remained outstanding											940,000
Accrued interest of short term debt											$ 500
Concurrent private placement of exercise price		$ 0.85				$ 0.5				$ 1.66
Option Plan [Member]
Stok option, ordinary Shares											171,250
March Warrants [Member]
Pre-funded warrant issued purchase of ordinary shares										1,517,615
Warrants exercise price										$ 1.66
August Warrants [Member]
Pre-funded warrant issued purchase of ordinary shares		3,235,295
Concurrent private placement of exercise price		$ 0.85
March And August [Member]
Warrants to purchase ordinary shares						9,505,820
Percentage of warrants						200.00%
Warrants and rights outstanding, term						5 years 6 months
Pre-funded warrant issued purchase of ordinary shares						4,752,910					4,752,910
Warrants exercise price						$ 0.00001
Number of prefunded warrants											3,671,910
Concurrent private placement of exercise price						0.5
Accredited Institutional Investor [Member]
Gross proceeds from registered direct offering		$ 2,750								$ 2,400
Stok option, ordinary Shares		661,000								485,000
Pre-funded warrant issued purchase of ordinary shares		2,574,295								1,032,615
Warrants exercise price		$ 0.00001
Common Stock [Member]
Ordinary shares issued											7,484,820	1,326,343
Conversion of loans (Shares)											518,644	54,396
Minimum [Member] | March And August [Member]
Warrants exercise price						$ 0.42
Maximum [Member]
Expiration period of shares											10 years